GOODWILL - Acquisitions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Goodwill
Balance at the beginning of the period	$ 13,670	$ 9,490
Balance at the end of the period	13,016	9,490	$ 13,670	$ 9,490
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	13,670		12,532
Foreign exchange rate changes	(654)		1,138
Balance at the end of the period	13,016		13,670
Goodwill, gross		10,828		10,828
Goodwill, net		1,338		1,338
Columbia
Goodwill
Balance at the beginning of the period	10,588	7,351
Balance at the end of the period	10,082	7,351	10,588	7,351
ANR
Goodwill
Balance at the beginning of the period	2,803	1,946
Balance at the end of the period	2,669	1,946	2,803	1,946
Great Lakes
Goodwill
Balance at the beginning of the period	176	122
Balance at the end of the period	167	122	176	122
North Baja
Goodwill
Balance at the beginning of the period	70	48
Balance at the end of the period	66	48	70	48
Tuscarora
Goodwill
Balance at the beginning of the period	33	23
Balance at the end of the period	$ 32	$ 23	$ 33	$ 23